Capital and funding - Disclosure of Fair Value Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity and liabilities [abstract]
Fair value reserve at beginning of period	€ 502	€ 250
Gains/(losses) on equity instruments	45	147
Gains/(losses) on cash flow hedges	(92)	276
Hedging gains/(losses) transferred to non-financial assets	(126)	(171)
Fair value reserve at end of period	€ 329	€ 502